Consolidated Statements of Comprehensive Income ₪ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 ILS (₪) [1]	Dec. 31, 2018 USD ($)	Dec. 31, 2017 ILS (₪)	Dec. 31, 2016 ILS (₪)
Statement Line Items [Line Items]
Net profit (loss) for the year | ₪	₪ (1,859)		₪ 741	₪ 488
Items of comprehensive profit (loss), net of tax | ₪	42		(8)	(15)
Total comprehensive profit (loss) for the year | ₪	(1,817)		733	473
Attributable to:
Shareholders of the Company | ₪	(1,018)		76	(240)
Non-controlling interests | ₪	(799)		657	713
Total comprehensive profit (loss) for the year | ₪	₪ (1,817)		₪ 733	₪ 473
USD [Member]
Statement Line Items [Line Items]
Net profit (loss) for the year | $		$ (496)
Items of comprehensive profit (loss), net of tax | $		11
Total comprehensive profit (loss) for the year | $		(485)
Attributable to:
Shareholders of the Company | $		(271)
Non-controlling interests | $		(214)
Total comprehensive profit (loss) for the year | $		$ (485)

[1]	For information regarding early adoption of IFRS 16, Leases, see Note 2.I.1.